THE MAINSTAYGROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP Global Fund

MainStay ICAP International Fund

MainStay ICAP Select Equity Fund

MainStay MAP Fund

Supplement dated September 28, 2012 (“Supplement”)

to the Summary Prospectuses and Prospectus dated

February 28, 2012, as supplemented (“Prospectus”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus for MainStay ICAP Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund and MainStay ICAP Select Equity Fund, each a series of MainStay Funds Trust and MainStay MAP Fund, a series of The MainStay Funds (each a “Fund,” and collectively the “Funds”). You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

Effective September 28, 2012, Thomas M. Cole will become an additional portfolio manager for each of the Funds. Accordingly, the Prospectus is revised as follows:

1.	In the sections entitled “Management” for each Fund, the table is hereby amended to include Thomas M. Cole as a portfolio manager.

Subadvisor	Portfolio Managers	Service Date
Institutional Capital LLC	Thomas M. Cole, Senior Executive Vice President & Co-Director of Research	Since September 2012

2.	In the “Know With Whom You Are Investing” section, the “Portfolio Manager Biographies” subsection beginning on page 117 is hereby amended to include Thomas M. Cole, and to provide his biographical information as follows:

Thomas M. Cole, CFA	Mr. Cole has managed the MainStay ICAP Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund, MainStay ICAP Select Equity Fund and MainStay MAP Fund since September 2012. He joined ICAP in April 2012 and is a Senior Executive Vice President and Co-Director of Research, as well as a senior member of the portfolio management team, and a member of ICAP’s Executive Management Committee. Prior to joining ICAP, Mr. Cole was with UBS Global Asset Management for 11 years and most recently held the position of Head of U.S. Equities, where he had portfolio management responsibility for all U.S. value portfolios. Mr. Cole received a BA and an MBA from the University of Wisconsin-Madison. Mr. Cole has been in the investment management industry since 1985 and is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

THE MAINSTAY GROUP OF FUNDS

MainStay ICAP Equity Fund

MainStay ICAP Global Fund

MainStay ICAP International Fund

MainStay ICAP Select Equity Fund

MainStay MAP Fund

Supplement dated September 28, 2012 (“Supplement”)

to the Statement of Additional Information dated February 28, 2012, as supplemented

This Supplement updates certain information contained in the SAI for MainStay ICAP Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund, MainStay ICAP Select Equity Fund and MainStay MAP Fund, (the “Funds”). You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

Effective September 28, 2012, Thomas M. Cole will become an additional portfolio manager for each of the Funds. Accordingly, the SAI is revised as follows:

1.	In the section entitled “Portfolio Managers” beginning on page 88, the table is hereby amended to include the following information for Thomas M. Cole as a portfolio manager for the above-referenced Funds. The number of accounts and asset information presented in columns 3 through 8 is as of June 30, 2012.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Thomas M. Cole	MainStay ICAP Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund, MainStay ICAP Select Equity Fund, MainStay MAP Fund	11RICs $4,298,000,000	12 Accounts $1,874,000,000	126 Accounts $10,159,000,000	0	0	10 Accounts $1,090,000,000

2.	In the section entitled “Portfolio Manager Compensation Structure” beginning on page 92, the table listing portfolio manager ownership of fund securities is hereby amended to include the following information for Thomas M. Cole, as of August 31, 2012.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Thomas M. Cole	MainStay ICAP Select Equity Fund	$500,001 - $1,000,000

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE